UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (96.4%)(a)
			Shares	Value

Aerospace and defense (2.6%)

Airbus Group SE (France)			71,800	$4,264,632

Bombardier, Inc. Class B (Canada)(S)			1,443,875	1,806,872

Honeywell International, Inc.			48,225	4,566,425

Northrop Grumman Corp.			11,197	1,858,142

Raytheon Co.			7,600	830,376

United Technologies Corp.			52,900	4,707,571

				18,034,018
Airlines (3.8%)

Air Canada (Canada)(NON)			265,600	2,135,547

American Airlines Group, Inc.			398,400	15,469,872

Spirit Airlines, Inc.(NON)			194,884	9,218,013

				26,823,432
Automobiles (2.8%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)(S)			444,838	5,876,310

Tesla Motors, Inc.(NON)(S)			11,800	2,931,120

Yamaha Motor Co., Ltd. (Japan)			544,000	10,971,896

				19,779,326
Banks (1.4%)

Bank of America Corp.			278,584	4,340,339

JPMorgan Chase & Co.			62,150	3,789,286

Virgin Money Holdings UK PLC (United Kingdom)(NON)			188,491	1,103,897

Wells Fargo & Co.			16,825	863,964

				10,097,486
Beverages (0.2%)

Molson Coors Brewing Co. Class B			16,800	1,394,736

				1,394,736
Biotechnology (10.7%)

AMAG Pharmaceuticals, Inc.(NON)(S)			341,220	13,556,671

Amgen, Inc.			39,100	5,408,312

ARIAD Pharmaceuticals, Inc.(NON)			701,861	4,098,868

Biogen, Inc.(NON)			20,475	5,974,810

Celgene Corp.(NON)			165,620	17,915,115

Gilead Sciences, Inc.			200,247	19,662,253

PTC Therapeutics, Inc.(NON)(S)			50,294	1,342,850

TESARO, Inc.(NON)			19,691	789,609

United Therapeutics Corp.(NON)			11,917	1,563,987

Vertex Pharmaceuticals, Inc.(NON)			54,500	5,675,630

				75,988,105
Building products (0.2%)

Assa Abloy AB Class B (Sweden)			81,247	1,459,341

				1,459,341
Capital markets (2.8%)

AllianceBernstein Holding LP (Partnership shares)			62,000	1,649,200

Bank of New York Mellon Corp. (The)			91,000	3,562,650

Charles Schwab Corp. (The)			118,300	3,378,648

E*Trade Financial Corp.(NON)			59,200	1,558,736

KKR & Co. LP			422,300	7,086,194

Morgan Stanley			79,900	2,516,850

				19,752,278
Chemicals (1.8%)

Axalta Coating Systems, Ltd.(NON)			41,700	1,056,678

Dow Chemical Co. (The)			27,100	1,149,040

E.I. du Pont de Nemours & Co.(S)			48,200	2,323,240

Monsanto Co.			28,200	2,406,588

Sherwin-Williams Co. (The)			23,975	5,341,151

Tronox, Ltd. Class A			41,575	181,683

				12,458,380
Commercial services and supplies (0.5%)

Tyco International PLC			111,800	3,740,828

				3,740,828
Communications equipment (0.3%)

Cisco Systems, Inc.			30,500	800,625

QUALCOMM, Inc.			21,491	1,154,711

				1,955,336
Consumer finance (0.7%)

American Express Co.			61,000	4,521,930

Oportun Financial Corp. (acquired 6/23/15, cost $391,482) (Private)(F)(RES)(NON)			137,362	352,334

				4,874,264
Diversified consumer services (0.7%)

Houghton Mifflin Harcourt Co.(NON)			161,814	3,286,442

ITT Educational Services, Inc.(NON)(S)			434,667	1,490,908

				4,777,350
Diversified telecommunication services (0.2%)

Level 3 Communications, Inc.(NON)			35,600	1,555,364

				1,555,364
Electrical equipment (0.1%)

Jiangnan Group, Ltd. (China)			2,034,000	419,956

				419,956
Energy equipment and services (1.3%)

Baker Hughes, Inc.			87,100	4,532,684

Halliburton Co.			131,667	4,654,428

				9,187,112
Food and staples retail (1.1%)

CVS Health Corp.			82,900	7,998,192

				7,998,192
Food products (0.5%)

Keurig Green Mountain, Inc.(S)			33,100	1,725,834

Nomad Foods, Ltd. (United Kingdom)(NON)			46,024	724,977

TreeHouse Foods, Inc.(NON)			9,700	754,563

				3,205,374
Health-care equipment and supplies (0.2%)

Edwards Lifesciences Corp.(NON)			10,400	1,478,568

				1,478,568
Health-care providers and services (1.4%)

Anthem, Inc.			22,100	3,094,000

Cardinal Health, Inc.			59,700	4,586,154

China Pioneer Pharma Holdings, Ltd. (China)			1,023,000	444,037

Cigna Corp.			12,700	1,714,754

				9,838,945
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)			158,526	665,809

				665,809
Hotels, restaurants, and leisure (0.7%)

Hilton Worldwide Holdings, Inc.			25,100	575,794

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			117,600	1,618,176

Restaurant Brands International LP (Units) (Canada)			916	32,082

Thomas Cook Group PLC (United Kingdom)(NON)			1,467,493	2,575,314

				4,801,366
Household durables (1.5%)

Panasonic Corp. (Japan)			470,300	4,774,517

PulteGroup, Inc.			181,679	3,428,283

Skyworth Digital Holdings, Ltd. (China)			1,264,000	862,775

Whirlpool Corp.			9,352	1,377,176

				10,442,751
Independent power and renewable electricity producers (1.4%)

8Point3 Energy Partners LP(NON)			96,700	1,025,987

NRG Energy, Inc.			301,500	4,477,275

TerraForm Global, Inc. Class A(NON)(S)			392,817	2,616,161

TerraForm Power, Inc. Class A(NON)			106,783	1,518,454

				9,637,877
Industrial conglomerates (0.3%)

Danaher Corp.			24,795	2,112,782

				2,112,782
Insurance (1.9%)

American International Group, Inc.			13,000	738,660

Assured Guaranty, Ltd.			262,670	6,566,750

Genworth Financial, Inc. Class A(NON)			839,013	3,876,240

Hartford Financial Services Group, Inc. (The)			16,900	773,682

Prudential PLC (United Kingdom)			67,438	1,425,677

				13,381,009
Internet and catalog retail (4.5%)

Amazon.com, Inc.(NON)			37,075	18,978,322

Ctrip.com International, Ltd. ADR (China)(NON)(S)			62,000	3,917,160

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,378,658) (Private) (Germany)(F)(RES)(NON)			179	1,231,972

FabFurnish GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	27

Global Fashion Holding SA (acquired 8/2/13, cost $2,084,441) (Private) (Brazil)(F)(RES)(NON)			49,204	1,281,502

Netflix, Inc.(NON)			22,800	2,354,328

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $43) (Private) (Brazil)(F)(RES)(NON)			32	27

New Middle East Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)			13	11

Priceline Group, Inc. (The)(NON)			3,303	4,085,349

				31,848,698
Internet software and services (14.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			166,511	9,819,154

Baidu, Inc. ADR (China)(NON)			12,800	1,758,848

Facebook, Inc. Class A(NON)			335,269	30,140,683

Google, Inc. Class A(NON)			79,548	50,781,057

Monster Worldwide, Inc.(NON)(S)			326,307	2,094,891

Tencent Holdings, Ltd. (China)			197,100	3,314,933

Twitter, Inc.(NON)			30,600	824,364

Yahoo!, Inc.(NON)			153,400	4,434,794

				103,168,724
IT Services (3.5%)

MasterCard, Inc. Class A			31,500	2,838,780

Visa, Inc. Class A(S)			317,700	22,130,982

				24,969,762
Media (1.4%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			105,849	1,346,818

Comcast Corp. Class A			67,415	3,834,565

Liberty Global PLC Ser. A (United Kingdom)(NON)			48,149	2,067,518

Live Nation Entertainment, Inc.(NON)			31,500	757,260

Time Warner, Inc.			23,345	1,604,969

				9,611,130
Metals and mining (0.3%)

Freeport-McMoRan, Inc. (Indonesia)			31,854	308,665

Glencore PLC (United Kingdom)			1,133,174	1,579,077

				1,887,742
Multiline retail (0.7%)

Macy's, Inc.			98,600	5,060,152

				5,060,152
Oil, gas, and consumable fuels (3.9%)

Anadarko Petroleum Corp.			56,800	3,430,152

Devon Energy Corp.			37,400	1,387,166

EOG Resources, Inc.			33,500	2,438,800

Genel Energy PLC (United Kingdom)(NON)(S)			997,969	4,197,885

Gulfport Energy Corp.(NON)			195,700	5,808,376

MarkWest Energy Partners LP			28,000	1,201,480

Pioneer Natural Resources Co.			18,300	2,226,012

Scorpio Tankers, Inc.			299,015	2,741,968

Suncor Energy, Inc. (Canada)			155,400	4,156,033

Whiting Petroleum Corp.(NON)			21,932	334,902

				27,922,774
Personal products (1.9%)

Avon Products, Inc.(S)			1,148,788	3,733,561

Coty, Inc. Class A(NON)(S)			141,700	3,834,402

Edgewell Personal Care Co.			74,200	6,054,720

				13,622,683
Pharmaceuticals (8.2%)

AbbVie, Inc.			44,500	2,421,245

Allergan PLC(NON)			67,342	18,304,229

Bristol-Myers Squibb Co.			54,275	3,213,080

Jazz Pharmaceuticals PLC(NON)			180,408	23,959,986

Pacira Pharmaceuticals, Inc.(NON)(S)			25,100	1,031,610

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			157,775	8,907,977

				57,838,127
Real estate investment trusts (REITs) (0.9%)

American Tower Corp.(R)			26,663	2,345,811

Gaming and Leisure Properties, Inc.(R)			140,900	4,184,730

				6,530,541
Real estate management and development (0.6%)

Kennedy-Wilson Holdings, Inc.(S)			173,577	3,848,202

RE/MAX Holdings, Inc. Class A			20,239	728,199

				4,576,401
Road and rail (1.6%)

Genesee & Wyoming, Inc. Class A(NON)			45,569	2,692,217

Union Pacific Corp.			95,500	8,443,155

				11,135,372
Semiconductors and semiconductor equipment (2.5%)

Avago Technologies, Ltd.			39,000	4,875,390

Canadian Solar, Inc. (Canada)(NON)(S)			132,432	2,201,020

Micron Technology, Inc.(NON)			303,128	4,540,857

NXP Semiconductor NV(NON)			45,600	3,970,392

SunEdison, Inc.(NON)(S)			266,966	1,916,816

				17,504,475
Software (3.4%)

Adobe Systems, Inc.(NON)			13,200	1,085,304

Microsoft Corp.			124,600	5,514,796

Mobileye NV (Israel)(NON)(S)			23,800	1,082,424

Nintendo Co., Ltd. (Japan)			12,300	2,077,984

Oracle Corp.			93,361	3,372,199

Salesforce.com, Inc.(NON)			62,485	4,338,334

TiVo, Inc.(NON)			679,900	5,887,934

VMware, Inc. Class A(NON)			12,858	1,013,082

				24,372,057
Specialty retail (2.4%)

Advance Auto Parts, Inc.			20,300	3,847,459

Gap, Inc. (The)(S)			98,400	2,804,400

Home Depot, Inc. (The)			70,548	8,147,589

Lowe's Cos., Inc.			32,003	2,205,647

				17,005,095
Technology hardware, storage, and peripherals (6.7%)

Apple, Inc.			303,323	33,456,527

EMC Corp.(S)			195,500	4,723,280

Hewlett-Packard Co.			93,300	2,389,413

Lenovo Group, Ltd. (China)			2,688,000	2,282,379

SanDisk Corp.			35,600	1,934,148

Western Digital Corp.			34,652	2,752,755

				47,538,502
Thrifts and mortgage finance (—%)

Dewan Housing Finance Corp., Ltd. (India)			89,851	302,478

				302,478
Wireless telecommunication services (0.1%)

Vodafone Group PLC ADR (United Kingdom)			22,500	714,145

				714,145

Total common stocks (cost $614,923,352)				$681,468,843

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			1,963	$1,852,012

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)			375	962

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,444) (Private)(F)(RES)(NON)			6,490	18,399

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $48,019) (Private)(F)(RES)(NON)			9,434	43,217

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $69,646) (Private)(F)(RES)(NON)			13,683	62,682

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,056) (Private)(F)(RES)(NON)			7,114	35,150

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $117,903) (Private)(F)(RES)(NON)			15,352	106,113

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $330,694) (Private)(F)(RES)(NON)			116,033	297,625

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $418,161) (Private)(F)(RES)(NON)			146,723	376,345

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,316,369) (Private)(F)(RES)(NON)			462,322	1,184,732

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $4,029,742) (Private)(F)(RES)(NON)			119,162	4,251,071

Total convertible preferred stocks (cost $8,354,103)				$8,228,308

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Agilent Technologies, Inc. (Call)	Nov-15/$32.50		$73,710	$211,125

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/70.00		62,471	97,836

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/80.00		95,660	42,154

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/90.00		72,231	10,995

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/110.00		107,907	4,685

Amgen, Inc. (Call)	Oct-15/190.00		115,630	20

Avon Products, Inc. (Call)	Dec-15/6.00		670,338	37,802

Avon Products, Inc. (Call)	Nov-15/5.00		349,139	26,842

Avon Products, Inc. (Call)	Oct-15/7.00		465,805	210

Bombardier, Inc. (Call)	Oct-15/1.50		854,295	127,665

Bombardier, Inc. (Call)	Oct-15/1.75		1,215,808	100,945

Bombardier, Inc. (Call)	Oct-15/2.00		1,520,937	60,404

Calpine Corp. (Call)	Nov-15/12.00		499,035	1,408,891

DISH Network Corp. (Call)	Oct-15/55.00		45,736	184,288

Freeport-McMoran, Inc. (Call)	Nov-15/5.00		186,065	882,917

Hilton Worldwide Holdings, Inc. (Call)	Oct-15/22.00		299,677	377,126

Huntsman Corp. (Call)	Oct-15/13.00		205,646	6,332

L-3 Communications Holdings, Inc. (Call)	Oct-15/90.00		60,806	891,236

Material Select Sector SPDR Fund ETF (Call)	Oct-15/43.00		609,231	91,385

Pandora Media, Inc. (Call)	Oct-15/14.00		113,673	834,486

SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00		777,478	183,990

SPDR S&P 500 ETF Trust (Call)	Oct-15/203.00		328,801	144,725

SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00		239,191	56,605

SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00		651,317	87,237

SPDR S&P 500 ETF Trust (Call)	Oct-15/203.00		727,901	29,742

SPDR S&P 500 ETF Trust (Call)	Oct-15/203.00		512,107	20,925

SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00		481,405	91

Staples, Inc. (Call)	Nov-15/18.00		380,840	38,191

Tronox, Ltd. Class A (Call)	Feb-16/4.00		268,918	235,145

Tronox, Ltd. Class A (Call)	Feb-16/3.00		150,689	233,568

Tronox, Ltd. Class A (Call)	Feb-16/5.00		317,086	166,369

Tronox, Ltd. Class A (Call)	Feb-16/4.00		87,268	76,308

Tronox, Ltd. Class A (Call)	Jan-16/12.00		571,219	35,277

American Airlines Group, Inc. $41.80, Celgene Corp $116.99, Macy's, Inc $56.06 (Call)(WOC)	Nov-15/110.00		10,554,834	68,606

American Airlines Group, Inc. $44.31, Celgene Corp $125.62, Macy's, Inc $57.12 (Call)(WOC)	Nov-15/110.00		13,393,386	3,563

Wynn Resorts, Ltd. (Call)	Nov-15/40.00		82,700	1,163,424

Total purchased options outstanding (cost $13,650,028)				$7,941,110

WARRANTS (0.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	291,400	$741,667

Wells Fargo & Co.(W)	10/28/18	34.01	175,913	3,182,266

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	384,700	1,460,410

Total warrants (cost $3,039,595)				$5,384,343

INVESTMENT COMPANIES (0.5%)(a)
			Shares	Value

Market Vectors Junior Gold Miners ETF(S)			167,700	$3,285,243

Total investment companies (cost $4,265,863)				$3,285,243

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, February 15, 2025(i)			$476,000	$475,338

Total U.S. Treasury obligations (cost $475,338)				$475,338

SHORT-TERM INVESTMENTS (10.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	65,319,705	$65,319,705

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	5,511,602	5,511,602

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	489,000	489,000

U.S. Treasury Bills 0.02%, February 18, 2016			$348,000	347,973

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)			636,000	635,941

U.S. Treasury Bills 0.02%, February 4, 2016(SEGSF)			220,000	219,985

U.S. Treasury Bills 0.03%, October 22, 2015(SEGSF)			335,000	334,993

Total short-term investments (cost $72,858,893)				$72,859,199

TOTAL INVESTMENTS

Total investments (cost $717,567,172)(b)				$779,642,384

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $57,611,187) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/16/15	$1,423,357	$1,301,712	$(121,645)
	Chinese Yuan	Sell	11/18/15	22,770,350	22,301,510	(468,840)
	Euro	Sell	12/16/15	4,862,175	4,922,922	60,747
	Japanese Yen	Sell	11/18/15	16,349,303	15,814,331	(534,972)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/21/15	3,662,191	4,108,843	446,652
UBS AG
	British Pound	Sell	12/16/15	9,052,354	9,161,869	109,515

Total						$(508,543)

WRITTEN OPTIONS OUTSTANDING at 9/30/15 (premiums $562,337) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/$80.00	$62,471	$27,940
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/90.00	95,660	14,561
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/110.00	72,231	3,136
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/130.00	107,907	914
Amgen, Inc. (Call)	Oct-15/210.00	115,630	1
Avon Products, Inc. (Call)	Nov-15/7.00	349,139	4,054
Avon Products, Inc. (Call)	Oct-15/9.00	465,805	47
Material Select Sector SPDR Fund ETF (Call)	Oct-15/44.00	609,231	24,369
SPDR S&P 500 ETF Trust (Call)	Oct-15/207.00	777,478	96,197
SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00	328,801	77,811
SPDR S&P 500 ETF Trust (Call)	Oct-15/207.00	239,191	29,595
SPDR S&P 500 ETF Trust (Call)	Oct-15/207.00	651,317	46,478
SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00	727,901	15,752
SPDR S&P 500 ETF Trust (Call)	Oct-15/205.00	512,107	11,082
SPDR S&P 500 ETF Trust (Call)	Oct-15/207.00	481,405	5
Tronox, Ltd. Class A (Call)	Jan-16/14.00	571,219	28,195

Total			$380,137

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	343,583	$—	7/28/16	(3 month USD-LIBOR-BBA plus 0.32%)	A basket (DBPTMATR) of common stocks	$(981,410)

Total		$—	$(981,410)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $706,956,708.
(b)	The aggregate identified cost on a tax basis is $729,556,487, resulting in gross unrealized appreciation and depreciation of $142,322,098 and $92,236,201, respectively, or net unrealized appreciation of $50,085,897.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,242,169, or 1.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$23,538,873	$297,228,646	$315,255,917	$11,424	$5,511,602
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $65,319,705, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $64,784,072.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
(WOC)	Represents a worst-of-call-option that is a basket of common stocks. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,514,690 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,275,699 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,023,951 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,148,829 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$80,281,009	$20,531,320	$2,513,539
Consumer staples	25,496,008	724,977	—
Energy	32,912,001	4,197,885	—
Financials	56,330,071	2,832,052	352,334
Health care	145,365,517	444,037	—
Industrials	57,581,800	6,143,929	—
Information technology	211,833,560	7,675,296	—
Materials	12,767,045	1,579,077	—
Telecommunication services	2,269,509	—	—
Utilities	9,637,877	—	—
Total common stocks	634,474,397	44,128,573	2,865,873
Convertible preferred stocks	—	1,852,012	6,376,296
Investment companies	3,285,243	—	—
Purchased options outstanding	—	7,941,110	—
U.S. treasury obligations	—	475,338	—
Warrants	3,182,266	2,202,077	—
Short-term investments	6,000,602	66,858,597	—

Totals by level	$646,942,508	$123,457,707	$9,242,169

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(508,543)	$—
Written options outstanding	—	(380,137)	—
Total return swap contracts	—	(981,410)	—

Totals by level	$—	$(1,870,090)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 12/31/14	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 9/30/15

Common stocks*:
Consumer discretionary	$5,287,559	$—	$148,720	$(655,042)	$1,378,658	$(3,646,356)	$—	$—	$2,513,539
Financials	—	—	—	(39,148)	391,482	—	—	—	352,334
Total common stocks	5,287,559	—	148,720	(694,190)	1,770,140	(3,646,356)	—	—	2,865,873
Convertible preferred stocks	—	—	—	(14,807)	6,391,103	—	—	—	6,376,296

Totals:	$5,287,559	$—	$148,720	$(708,997)	$8,161,243	$(3,646,356)	$—	$—	$9,242,169

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $156,006 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs:
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private equity	$7,960,602	Market transaction price	Liquidity discount	10%	Decrease

Private equity	$1,281,567	Comparable multiples	EV/sales multiple	0.8x-2.5x (1.7x)	Increase
			Liquidity discount	25%	Decrease

(1) Expected directional change in fair value that would result from an increase in the unobservable input.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$616,914	$1,125,457
Equity contracts	13,325,453	1,361,547

Total	$13,942,367	$2,487,004

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$20,900,000
Written equity option contracts (contract amount)		$8,900,000
Forward currency contracts (contract amount)		$79,600,000
OTC total return swap contracts (notional)		$15,600,000
Warrants (number of warrants)		660,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	—	—	—	60,747	—	—	—	—	446,652	109,515	616,914
	Purchased options#	97,836	485,102	286,846	87,237	2,743,397	1,616,012	20,925	144,725	—	2,459,030	7,941,110

	Total Assets	$97,836	$485,102	$286,846	$147,984	$2,743,397	$1,616,012	$20,925	$144,725	$446,652	$2,568,545	$8,558,024

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	981,410	—	—	—	—	—	981,410
	Forward currency contracts#	—	—	—	1,125,457	—	—	—	—	—	—	1,125,457
	Written options#	27,940	111,949	7,190	46,478	58,704	24,370	11,082	77,811	—	14,613	380,137

	Total Liabilities	$27,940	$111,949	$7,190	$1,171,935	$1,040,114	$24,370	$11,082	$77,811	$—	$14,613	$2,487,004

	Total Financial and Derivative Net Assets	$69,896	$373,153	$279,656	$(1,023,951)	$1,703,283	$1,591,642	$9,843	$66,914	$446,652	$2,553,932	$6,071,020
	Total collateral received (pledged)##†	$—	$—	$279,656	$(1,023,951)	$(98,000)	$198,944	$—	$—	$446,652	$2,076,755
	Net amount	$69,896	$373,153	$—	$—	$1,801,283	$1,392,698	$9,843	$66,914	$—	$477,177

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015